Income Taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards		$ 48,740	$ 49,398
Capital loss carryforwards		3,603	4,149
Other		2,693	2,527
Deferred tax assets before valuation allowance		55,036	56,074
Valuation allowance		(54,068)	(55,457)
Deferred tax asset, net of valuation allowance		968	617
Deferred tax liabilities:
Intangibles		(2,206)	(2,129)
Deferred revenue		(136)	(115)
Deferred tax liability		(2,342)	(2,244)
Deferred tax liability, net	[1]	$ (1,374)	$ (1,627)

[1]	The entire amount is due to foreign deferred taxes